Warrants - 10K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 19, 2023	Apr. 30, 2023	Apr. 30, 2023	Jan. 07, 2024	Dec. 04, 2023	Jul. 31, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)	111,619
Exercise price of warrant (in dollars per share)		$ 1.31	$ 1.31	$ 9.58			$ 4.49	$ 3.45	$ 3.45
Expiration period		10 years	10 years
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)			267,000
Warrants outstanding		$ 1,712	$ 1,712
Exercise price of warrant (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Service Provider
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)			7,500
Exercise price of warrant (in dollars per share)		10	$ 10	$ 10
Fair value of warrants (in dollars per share)		$ 10	$ 10
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)		111,619
Warrants outstanding		$ 1,925	$ 1,925		$ 2,202
Exercise price of warrant (in dollars per share)		$ 0.01	$ 0.01			$ 0.001